Note 6 - Disclosures to the Consolidated Statements of Income or Loss	12 Months Ended
Dec. 31, 2023
Statement Line Items [Line Items]
Disclosures to the statement of income and loss [text block]
6.	Disclosures to the consolidated statements of income or loss

6.1	Revenue and cost of goods sold

	2023	2022	2021
	kEUR	kEUR	kEUR

Revenue	42	229	16
Cost of goods sold	(70)	(392)	(58)

Revenue and cost of goods sold mainly relates to the integration of Sono Group’s patented solar technology across other transportation platforms. Cost of goods sold include raw material consumed, personnel cost, change in provision for onerous contracts and impairment of work in progress for loss making contracts.

As of December 31, 2023, prepayments of kEUR - (2022: kEUR 42; 2021: kEUR -) had been received from solar customers and were recognized as contract liability. The prepayments are recognized as revenue when the promised goods or services are transferred in the future. Given that the nature of this liability is short term, it is included in trade and other payables in current liabilities. The aggregate amount of the transaction price allocated to unsatisfied performance obligations amounts to kEUR - (2022: kEUR 116; 2021: kEUR 42).

6.2	Cost of development expenses

The table below presents details on the cost of development:

	2023	2022	2021
	kEUR	kEUR	kEUR

Development cost of prototypes	4,448	93,117	27,632
Personnel expenses	8,114	21,363	11,340
thereof related to the CSOP and ESOP (IFRS 2)	(231)	231	1,137
Impairment	2,642	41,182	-
Software fees and subscriptions	515	977	506
Professional services	35	363	352
Depreciation and amortization	26	632	284
Other	4	845	495
Total	15,784	158,479	40,609

There are no research expenses included in the profit and loss of Sono Group in the financial year 2023 and prior periods, as the Group does not perform research. As the recognition criteria for the capitalization of development costs have not been met, all development expenses were recognized in profit or loss as incurred in the reporting year and the previous years. The personnel expenses concern employees responsible for development activities and the share of the employee participation programs (CSOP and ESOP) attributable to them (see note 9.3 Remuneration based on shares (share-based payment)).

The impairment in 2022 largely relates to fixed assets, namely property, plant and equipment (kEUR 39,264), intangible assets (kEUR 170), and right-of-use assets (kEUR 1,748), and is the result of the impairment test performed on the CGUs based on a triggering event.

The impairment in 2023 relates to fixed assets, namely property, plant and equipment (kEUR 3,426) and right-of-use assets, (reversal of kEUR 784) and is the result of the decision to terminate the Sion passenger car program.

For further details see note 4.12.3 Impairment test of assets.

6.3	Selling and distribution expenses

The below table displays details included in selling and distribution expenses:

	2023	2022	2021
	kEUR	kEUR	kEUR

Personnel expenses	632	1,778	1,764
thereof related to the remuneration based on shares	(21)	21	-
Professional services	-	-	704
Advertising	371	1,266	365
Other	107	514	387
Total	1,110	3,558	3,220

The personnel expenses concern mainly employees responsible for marketing activities like roadshows, test rides and social media, and the share of the employee participation programs (CSOP and ESOP) attributable to them (see note 9.3 Remuneration based on shares (share-based payment)).

6.4	General and administrative expenses

The below table displays details included in general and administrative expenses:

	2023	2022	2021
	kEUR	kEUR	kEUR

Professional services	6,241	7,730	7,030
Personnel expenses	2,518	6,001	4,574
thereof related to the remuneration based on shares	(4)	711	761
Insurance	2,713	3,478	308
Impairment	-	-	1,965
Software fees and subscriptions	326	1,185	207
Bank charges	28	497	181
Other	1,378	1,132	829
Total	13,204	20,023	15,094

Personnel expenses concern mainly employees responsible for Finance, Human Resources, Business Development, Administration etc. and the share of the employee participation program (ESOP and CSOP) attributable to them. Professional services include accounting, tax and legal services as well as other services performed by external parties such as the preparation of consolidated financial statements, services provided by our independent auditor, as well as legal and tax services received.

In 2021, an impairment loss of kEUR 1,965 was recognized for the advance payment for assets intended for the development of prototypes. The assets, initially recognized in 2020, had been intended for the tooling of batteries. Due to an unforeseen change in the specifications of the battery, the assets that the advance payments referred to were no longer needed in the Group’s development of prototypes.

6.5	Additional information on the nature of expenses

The below table displays the depreciation and amortization expenses as well as personnel expenses included in cost of development, selling and distribution costs and general and administrative expenses:

	2023	2022	2021
	kEUR	kEUR	kEUR

Personnel expenses	11,264	29,142	17,678
thereof related to the remuneration based on shares	(256)	963	1,898
Depreciation and amortization	107	815	574
Total	11,371	29,957	18,252

See note 9.3 Remuneration based on shares (share-based payment) for details on the CSOP and ESOP program.

6.6	Other operating income/(expenses)

The below table displays details included in other operating income (expenses):

	2023	2022	2021
	kEUR	kEUR	kEUR

Other operating income	1,310	1,560	269
Income from currency revaluation	304	1,235	-
Income Renault ZOE	-	-	47
Government grant	16	260	71
Donations received	887	-	-
Miscellaneous income	103	65	151

Other operating expenses	(63,145)	(718)	(452)
Expenses from currency revaluation	(883)	(560)	(452)
Customer advance repayment plan bonus	(2,157)	-	-
Advance payments received from customers VAT	(7,827)	-	-
Parental guarantee expense	(52,232)	-	-
Miscellaneous expense	(46)	(158)	-

Other operating income/(expenses)	(61,835)	842	(183)

In 2020, Sono Motors entered into a framework agreement with Renault Deutschland AG (Renault) for electric vehicles (Renault ZOE). According to the agreement, customers, who have made advance payments for the Sion, can enter into a lease agreement with Renault for a Renault ZOE and use their advance payments to partly offset their lease payments. Customers can use advance payments made up to EUR 4,000. According to the framework agreement with Renault, Sono Group received a fixed agency fee per lease contract and transferred the advance payment to Renault. Sono Group recognized the respective agency fee as operating income and derecognized the advance payment received in the moment the customer entered into the lease contract with Renault.

In 2023 and 2021, the government grant income related to a grant that Sono Motors received from the EU. The government grant income in 2022 related to a grant in the form of tax subsidies for expenses incurred in 2020.

Foreign currency revaluation includes exchange gains and losses on bank balances and trade payable balances.

Customer advance repayment plan bonus (kEUR 2,157) is the one-time bonus of 5% for reservation holders who accepted a payment plan. Donations received (kEUR 887) largely relate to repayment amounts that reservation holders have waived repayment of. With the termination of the Sion passenger car program, the amounts due to the reservation holders will be inclusive of VAT, and a VAT expense was recognized. When amounts are refunded or discharged, a VAT refund can be claimed. For further information see note 7.9 Advance payments received from customers.

Sono N.V. signed a hard comfort letter for the benefit of Sono Motors and had the obligation to provide Sono motors with financial resources in such a way that Sono Motors is able to meet all its current and future obligations as the obligations fall due for payment. This obligation is recognized as a provision with the resulting expense being kEUR 52,232.

6.7	Deconsolidation gain

On May 19, 2023, Sono N.V. lost control of Sono Motors due to the opening of the self-administration proceedings and the appointment of a custodian (Sachwalter). After this event, Sono N.V. no longer had the power to direct the activities of Sono Motors. In accordance with IFRS 10 Consolidated Financial Statements, Sono Group derecognized the assets and liabilities of Sono Motors from the consolidated statement of financial position, which led to significant movements in the assets and liabilities and a resulting gain of kEUR 40,122.

6.8	Interest and similar income

The below table displays details included in interest and similar income:

	2023	2022	2021
	kEUR	kEUR	kEUR

Advanced payments received from customers interest (note 4.8)	5,172	-	-
Fair value changes convertible debentures (embedded derivatives)	259	645	-
Derecognition of convertible debentures (embedded derivatives) on conversion	1,912	-	-
Income from currency revaluation	755	354	-
Amortization of deferred day-one gains from convertible debentures	316	-	-
Other interest	13	-	-
Total	8,427	999	-

Due to changes in the fair value of the derivatives embedded in the convertible debentures, an amount of kEUR 259 (2022: kEUR 645) is reported under interest and similar income. In 2022, income from currency revaluation included exchanges gains on the convertible debentures' host contracts and bifurcated embedded derivatives. In 2023, additionally, exchange gains on the day-one gains are included.

The deferred day-one gains are the difference between the fair value at initial recognition and the transaction price of the modified convertible debentures and are amortized pro rata on a straight-line basis until the date of the last expected conversion. For further details in relation to the convertible debentures please refer to note 7.10.1 Financial liabilities overview.

With the termination of the Sion passenger car program, the advance payments from customers balances were no longer accounted for under IFRS 15. The accrued interest, (kEUR 5,172) was reversed since the balances are due immediately upon termination. For further information see note 7.9 Advance payments received from customers.

6.9	Interest and similar expense

The below table displays details included in interest and similar expense:

	2023	2022	2021
	kEUR	kEUR	kEUR

Advanced payments received from customers interest (note 4.8)	-	1,646	1,497
Interest from financial liabilities measured at amortized cost	6,828	1,096	3,227
Amortization of deferred day-one losses from convertible debentures	3,240	456	-
Expense from currency revaluation (day-one losses)	32	37	-
Lease liabilities interest	49	86	57
Total	10,149	3,321	4,781

The deferred day-one losses are the difference between the fair value at initial recognition and the transaction price of the 2022 convertible debentures and are amortized pro rata on a straight-line basis until the date of the last expected conversion. For further details in relation to the convertible debentures please refer to note 7.10.1 Financial liabilities overview.

6.10	Tax on income

No taxes on income have been recognized in the period ended December 31, 2022 and 2023. Taxes on income in 2021 of kEUR -18 relate to deferred tax expenses at the level of Sono N.V. as the recognition of deferred tax assets on loss carryforwards has been recognized proportionately in equity instead of the income statement.

The below tables display the changes in deferred tax assets and liabilities:

	Dec 31, 2023	Dec. 31, 2022	Dec. 31, 2021
	kEUR	kEUR	kEUR
Deferred tax assets
due to property, plant and equipment	-	15,975	-
due to current financial liabilities	802	-	21
due to tax loss carryforwards	-	-	54
due to advance payments received from customers	-	1,707	1,163
due to lease liabilities	373	868	1,015
due to current provisions	-	-	101
due to current other non-financial assets	-	-	29
due to current/noncurrent other liabilities	-	159	14
due to cash and cash deposits	-	-	2
due to current other financial assets	-	-	1
due to prepaid expenses		825	-
Deferred tax assets	1,175	19,534	2,400
Deferred tax liabilities
due to other financial/non-financial assets	-	2,258	-
due to current financial liabilities	-	356	-
due to leases	47	261	995
due to trade payables	1	290	-
due to provisions	-	94	-
due to cash and cash deposits	-	365	47
due to property, plant and equipment	-	-	45
due to noncurrent other non-financial assets	-	-	29
due to other noncurrent financial liabilities	-	-	22
Deferred tax liabilities	48	3,624	1,138
Non-recognition of deferred tax assets	(1,127)	(15,910)	(1,262)
Recognition of deferred tax assets	48	3,624	1,138
Deferred tax assets/liabilities, net	-	-	-

The table above presents the gross deferred taxes only for reasons of understanding and completeness, as no deferred taxes have been recognized due to a (deferred tax asset/liabilities) net position of zero. As the net deferred tax asset was not booked in a first step, no valuation allowance is booked.

Deferred tax assets due to property, plant and equipment (kEUR 15,975) incurred in 2022 as Sono Motors made use of the existing tax option not to recognize an impairment deviating to IFRS. For further details in relation to the IFRS impairment we refer to note 4.12.3 Impairment test for assets.

Given the loss history of Sono Motors, deferred tax assets are not recognized on the balance sheet. The amount of deferred tax assets / liabilities as of December 31, 2022 and December 31, 2023 is zero.

Of the gross deferred tax assets, kEUR 46 as of December 31, 2023 (2022: kEUR 948) are current and of the gross deferred tax liabilities, kEUR 6 as of December 31, 2023 (2022: kEUR 3,363) are current.

There are no deferred taxes with regard to Outside Basis Differences as those are permanent differences.

The amount of temporary differences on balance sheet positions for which no deferred tax asset has been recognized is displayed in the table below:

	Dec. 31, 2023	Dec. 31, 2022
	kEUR	kEUR
Property, plant and equipment	-	39,451
Advance payments received from customers	-	4,215
Lease liabilities	771	2,144
Prepaid expenses	-	2,038
Current provisions	-	-
Current other liabilities	1,659	393
Other financial assets	-	-
Total	2,431	48,241
Potential tax benefit at a total tax rate of 32,98%	802	15,910

The amount of unused tax losses for which no deferred tax asset has been recognized is displayed in the table below:

	Dec. 31, 2023	Dec. 31, 2022
	kEUR	kEUR
Unused tax losses for which no deferred tax asset has been recognized (corporate tax)	32,683	252,124
Unused tax losses for which no deferred tax asset has been recognized (trade tax)	31,569	251,279
Potential tax benefit at a total tax rate of 32.98%	10,595	83,011

As of December 31, 2023, KEUR - (2022: kEUR 532) deferred tax assets on transaction costs would have been recognized directly in equity if deferred tax assets had been recognized on losses carryforwards in full. As of December 31, 2023, kEUR - (2022: kEUR -) deferred tax assets on loss carryforwards have been recognized, of which kEUR - (2022: kEUR -) deferred tax assets on transaction costs have been recognized directly in equity.

The following table presents a numerical reconciliation of expected to effective income tax.

	2023	2022	2021
	kEUR	kEUR	kEUR
Income (loss) before tax for the period	(53,560)	(183,698)	(63,935)
Expected income tax (income (-)/expense (+) at a tax rate of 32.98%	(17,664)	(60,584)	(21,086)
Reconciliation:
Changes in unrecognized tax losses	12,670	46,175	20,061
Changes in deferred taxes on timing differences	802	14,648	1,261
Deconsolidation gain	(13,232)	-	-
Intercompany provisions and liability	17,770	-	-
MCN* non-tax-deductible expenses	-	-	753
CSOP non-tax-deductible expenses	(328)	215	626
RSU* supervisory board non-tax-deductible expenses	(104)	160	-
ESOP non-tax-deductible expenses	(102)	102	-
Tax-deductible transaction costs	345	(532)	(937)
Convertible tax-deductible expenses	(734)	(754)	-
Non-tax-deductible expenses	25	33	37
Other	552	(537)	(715)
Effective income tax income for the period	-	-	-

* MCN (Mandatory Convertible Notes), RSU (Restricted Stock Units)

As Sono N.V. is also fully taxable in Munich, Germany, the tax rate in 2021, 2022 and 2023 is unchanged.